Asset retirement obligation (Details) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Details
ARO balance, beginning of the year	CAD 50,000	CAD 64,560	CAD 61,813
Accretion expense	1,800	800	3,960
Costs incurred	CAD (560)	(2,111)	CAD (1,213)
Change in ARO estimates		(13,249)
ARO balance, end of the year	CAD 51,240	CAD 50,000	CAD 64,560